Share Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of the period (shares)	9,060,000
Granted (shares)	1,380,000	1,039,000	1,221,000
Exercised (shares)	(1,303,000)
Forfeited (shares)	(164,000)
Expired (shares)	0
Outstanding at end of the period (shares)	8,973,000	9,060,000
Options exercisable (shares)	5,638,000
Options vested and expected to vest (shares)	8,893,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 5.18
Weighted average exercise price, granted (in dollars per share)	20.94
Weighted average exercise price, exercised (in dollars per share)	4.80
Weighted average exercise price, forfeited (in dollars per share)	10.37
Weighted average exercise price, expired (in dollars per share)	0.00
Weighted average exercise price, outstanding, ending balance (in dollars per share)	7.57	$ 5.18
Weighted average exercise price, exercisable (in dollars per share)	4.94
Weighted average exercise price, options vested and expected to vest (in dollars per share)	$ 7.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term, outstanding	6 years 11 months	7 years 6 months
Weighted average remaining contractual term, exercisable	6 years 2 months
Weighted average remaining contractual term, options vested and expected to vest	6 years 11 months
Aggregate intrinsic value, outstanding	$ 95,864
Aggregate intrinsic value, granted
Aggregate intrinsic value, exercised	$ (23,553)
Average intrinsic value, forfeited
Aggregate intrinsic value, exercisable	$ 72,362
Aggregate intrinsic value, options vested and expected to vest, outstanding	95,651
Proceeds from Stock Options Exercised	$ 19